Goodwill and Other Intangible Assets - Schedule Of Intangible Assets Excluding Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 306,936	$ 12,331
Finite-Lived Intangible Assets, Accumulated Amortization	(8,861)	(5,583)
Finite-Lived Intangible Assets, Net	298,075	6,748
Indefinite-lived Intangible Assets (Excluding Goodwill)	68,964
Intangible Assets, Net (Including Goodwill)	$ 367,039	6,748
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	19 years 10 months 24 days
Finite-Lived Intangible Assets, Gross	$ 213,973
Finite-Lived Intangible Assets, Accumulated Amortization	(892)
Finite-Lived Intangible Assets, Net	$ 213,081
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	18 years
Finite-Lived Intangible Assets, Gross	$ 77,949	7,823
Finite-Lived Intangible Assets, Accumulated Amortization	(4,775)	(3,258)
Finite-Lived Intangible Assets, Net	$ 73,174	4,565
Management Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	16 years 10 months 24 days
Finite-Lived Intangible Assets, Gross	$ 10,200
Finite-Lived Intangible Assets, Accumulated Amortization	(50)
Finite-Lived Intangible Assets, Net	$ 10,150
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year 6 months
Finite-Lived Intangible Assets, Gross	$ 4,814	4,508
Finite-Lived Intangible Assets, Accumulated Amortization	(3,144)	(2,325)
Finite-Lived Intangible Assets, Net	$ 1,670	$ 2,183